Loan Portfolio and Allowance for Credit Losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Loan	Dec. 31, 2024 USD ($) Loan	Dec. 31, 2023 USD ($)
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	$ 5,252,460	$ 5,098,058
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	officers	officers
Due from officers	$ 28,000	$ 27,600
New loans	1,700	6,400
Repayments of loans	1,300	3,600
Changes in outstanding loans	4,500
Provision (benefit) for credit losses	1,600	2,000	$ 1,250
(Credit) Provision for credit losses	1,500	1,900	$ 2,500
Provision for credit losses	$ 100	$ 100
Number of days past due	90 days	90 days
Loans that are 90 days past due and still accruing interest	$ 0	$ 0
Other real estate owned	1,400	2,200
Non-accrual	1,907	1,535
Loan modifications classifications from previously performing loans	7,000	7,000
Loan commitments to lend additional funds to borrowers	0
Charge-off from loan modifications	0
Allowance for credit loss from loan modifications	$ 0	$ 0
Number of loans defaulted from loan modifications within last 12 months (in Loan) | Loan	2	13
Payment defaulted from loan modifications within last 12 months	$ 360	$ 1,200
Real Estate Construction Loans [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	41,900	29,700
Residential Borrowers [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	11,900	10,700
Commercial Borrowers Residential Purpose [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	30,000	19,000
Residential Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Non accrual residential mortgage loans in process of foreclosure	$ 9,100	$ 8,100